Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF	Dec. 30, 2022
Fidelity Limited Term Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(1.07%)
Past 5 years	2.58%
Since Inception	2.28%
Fidelity Limited Term Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.42%)
Past 5 years	1.79%
Since Inception	1.51%
Fidelity Limited Term Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.62%)
Past 5 years	1.63%
Since Inception	1.41%
LB087
Average Annual Return:
Past 1 year	(0.97%)
Past 5 years	2.25%
Since Inception	1.93%	[1]
F1871
Average Annual Return:
Past 1 year	(0.68%)
Past 5 years	2.70%
Since Inception	2.34%	[1]

[1]	A From October 6, 2014